Share-Based Payments - Narrative (Details) R / shares in Units, R in Millions			12 Months Ended		103 Months Ended
	Sep. 18, 2019 R / shares	Jan. 15, 2019 shares	Jun. 30, 2021 ZAR (R) R / shares shares	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid to non-controlling interests | R			R 7	R 3
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares			R 28.29
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares			R 74.90
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares			60,011,669
Number of shares issued | shares					53,482,588
Ordinary shares | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares			25,000,000
SARs | 2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)			0	377,333	6,713,044
Participation units | Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)			6,311,667	6,768,562	6,819,025
Vesting period (in years)		3 years
Number of participation units awarded to each beneficiary under scheme | shares		225
Bottom of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 45.89
Top of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 56.87